Variable Interest Entities - Fair Value of Assets and Liabilities (Details) - Consolidated investment entities - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Liabilities
Debt	$ 2,363	$ 2,164
Recurring basis
Assets
Investments	2,354	2,184
Receivables	20	17
Other assets	2	3
Total assets at fair value	2,376	2,204
Liabilities
Debt	2,363	2,164
Other liabilities	119	137
Total liabilities at fair value	2,482	2,301
Recurring basis | Corporate debt securities
Assets
Investments	35
Recurring basis | Common Stocks
Assets
Investments	3	3
Recurring basis | Syndicated loans
Assets
Investments	2,316	2,181
Recurring basis | Level 1
Assets
Investments	0	0
Receivables	0	0
Other assets	0	0
Total assets at fair value	0	0
Liabilities
Debt	0	0
Other liabilities	0	0
Total liabilities at fair value	0	0
Recurring basis | Level 1 | Corporate debt securities
Assets
Investments	0
Recurring basis | Level 1 | Common Stocks
Assets
Investments	0	0
Recurring basis | Level 1 | Syndicated loans
Assets
Investments	0	0
Recurring basis | Level 2
Assets
Investments	2,229	2,120
Receivables	20	17
Other assets	1	0
Total assets at fair value	2,250	2,137
Liabilities
Debt	2,363	2,164
Other liabilities	119	137
Total liabilities at fair value	2,482	2,301
Recurring basis | Level 2 | Corporate debt securities
Assets
Investments	35
Recurring basis | Level 2 | Common Stocks
Assets
Investments	3	3
Recurring basis | Level 2 | Syndicated loans
Assets
Investments	2,191	2,117
Recurring basis | Level 3
Assets
Investments	125	64
Receivables	0	0
Other assets	1	3
Total assets at fair value	126	67
Liabilities
Debt	0	0
Other liabilities	0	0
Total liabilities at fair value	0	0
Recurring basis | Level 3 | Corporate debt securities
Assets
Investments	0
Recurring basis | Level 3 | Common Stocks
Assets
Investments	0	0
Recurring basis | Level 3 | Syndicated loans
Assets
Investments	125	64
CLOs
Liabilities
Debt	$ 2,400	$ 2,200